Investment Objectives and Goals - Kurv SK Hynix Enhanced Income ETF	Jul. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	KURV SK HYNIX ENHANCED INCOME ETF (TICKER: SKH) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv SK hynix Enhanced Income ETF (the “Fund”) seeks to maximize total return .